Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (4)	Value of Initial Fixed $100 Investment Based on		Net Income	Adjusted Non-GAAP Diluted EPS (6)
					Total Shareholder Return	Peer Group Total Shareholder Return (5)
2022	$2,957,200	$(2,618,300)	$765,983	$(154,242)	$39.82	$116.92	$407,060	$2.56
2021	$2,956,910	$(1,677,451)	$817,621	$137,764	$77.98	$155.76	$5,300,311	$3.59
2020	$3,592,645	$3,349,806	$1,006,866	$1,026,956	$100.38	$169.76	$38,572,463	$3.76

Named Executive Officers, Footnote [Text Block]	The amounts reported in this column are the amounts of total compensation reported for Mr. Arling, Chief Executive Officer, for each corresponding year in the "Total" column of the SCT.The amounts reported in this column represent the average of the amounts reported for the Company's Non-CEO NEOs as a group in the "Total" column of the SCT in each applicable year. The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Hackworth, Ammari, Koopmans, and Carnifax; (ii) for 2021 and 2020, Messrs. Hackworth, Ammari, Koopmans, and Miketo.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose consists of: Dolby Laboratories, Inc.; Logitech International S.A.; VOXX International Corp.; and Xperi Corporation (formerly TiVo Corporation).
PEO Total Compensation Amount	$ 2,957,200	$ 2,956,910	$ 3,592,645
PEO Actually Paid Compensation Amount	$ (2,618,300)	(1,677,451)	3,349,806
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported in this column represent the amount of CAP to Mr. Arling as computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to Mr. Arling during the applicable year. The determination of CAP begins with the total compensation reported in the SCT, which is then adjusted by equity-based and other compensation as set forth in the following table. For equity-based awards made during the year, the recorded grant date value is replaced with the estimated year-end value. For equity-based awards made in prior years that remain unvested at year-end, the estimated change in value from the beginning to the end of the year is included. For equity-based awards made in prior years, but vested during the year, the estimated change in value from the beginning of the year to the date of vesting is included:

Adjustments to Determine Compensation Actually Paid for CEO	2022	2021	2020
Total compensation as reported in the SCT	$2,957,200	$2,956,910	$3,592,645
Deduction for amounts reported under the "Stock Awards" column in the SCT	(1,049,955)	(1,050,130)	(1,049,905)
Deduction for amounts reported under the "Option Awards" column in the SCT	(1,049,970)	(1,050,005)	(1,049,965)
Increase for fair value of awards granted during the current year that remain unvested as of year end	1,047,544	1,281,390	2,533,261
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	(3,249,637)	(3,453,055)	(375,385)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	(1,273,482)	(362,561)	(300,845)
CAP (as calculated)	$(2,618,300)	$(1,677,451)	$3,349,806

Non-PEO NEO Average Total Compensation Amount	$ 765,983	817,621	1,006,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ (154,242)	137,764	1,026,956
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported in this column represent the average amount of CAP to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2022	2021	2020
Total compensation as reported in the SCT	$765,983	$817,621	$1,006,866
Deduction for amounts reported under the "Stock Awards" column in the SCT	(226,243)	(218,776)	(243,781)
Deduction for amounts reported under the "Option Awards" column in the SCT	(181,246)	(218,785)	(218,751)
Increase for fair value of awards granted during the current year that remain unvested as of year end	210,946	266,975	563,014
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	(573,230)	(518,874)	(29,238)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	(150,452)	9,603	(51,154)
CAP (as calculated)	$(154,242)	$137,764	$1,026,956

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company's three-year cumulative TSR.
Compensation Actually Paid vs. Net Income [Text Block]	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company's Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company's selected measure, Adjusted Non-GAAP Diluted EPS.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart provides a graphical representation of the Company's three-year cumulative TSR versus our industry peer group index.
Tabular List [Table Text Block]

Most Important Performance Measures
Measure 1 - Adjusted Non-GAAP Diluted EPS
Measure 2 - Market Capitalization
Measure 3 - Share Price

Total Shareholder Return Amount	$ 39.82	77.98	100.38
Peer Group Total Shareholder Return Amount	116.92	155.76	169.76
Net Income (Loss)	$ 407,060	$ 5,300,311	$ 38,572,463
Company Selected Measure Amount | $ / shares	2.56	3.59	3.76
PEO Name	Mr. Arling
Additional 402(v) Disclosure [Text Block]	The following table sets forth the compensation for our CEO and the average compensation for our Non-CEO NEOs, as set forth in the Summary Compensation Table ("SCT") on page 37 of this proxy statement and to reflect the Compensation Actually Paid ("CAP") to such individuals, as defined under SEC's pay versus performance disclosure rules, Item 402(v) of Regulation S-K, over the last three years. The table also provides information on our cumulative total shareholder return ("TSR"), the cumulative TSR of our peer group, net income and adjusted non-GAAP diluted EPS.The following table lists the three financial performance measures that we believe represent the most important financial performance measures (including adjusted non-GAAP diluted EPS) we used to link CAP to our NEOs (including Mr. Arling) for 2022 to Company performance for 2022:
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Measure 1 - Adjusted Non-GAAP Diluted EPS
Non-GAAP Measure Description [Text Block]	We have determined that adjusted non-GAAP diluted EPS is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs (including Mr. Arling), for the most recently completed year, to Company performance. Refer to Appendix A for a reconciliation of Adjusted Non-GAAP Diluted EPS to Diluted EPS - GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Measure 2 - Market Capitalization
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Measure 3 - Share Price
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,049,955)	$ (1,050,130)	$ (1,049,905)
PEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,049,970)	(1,050,005)	(1,049,965)
PEO [Member] | Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,047,544	1,281,390	2,533,261
PEO [Member] | Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,249,637)	(3,453,055)	(375,385)
PEO [Member] | Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,273,482)	(362,561)	(300,845)
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(226,243)	(218,776)	(243,781)
Non-PEO NEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(181,246)	(218,785)	(218,751)
Non-PEO NEO [Member] | Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	210,946	266,975	563,014
Non-PEO NEO [Member] | Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(573,230)	(518,874)	(29,238)
Non-PEO NEO [Member] | Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (150,452)	$ 9,603	$ (51,154)